INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss)/Income Before Income Taxes

Income/(loss) before income taxes consists of:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
PRC	43,995	14,121	189,760	27,600
Non-PRC	39,050	(14,797)	24,439	3,554

	83,045	(676)	214,199	31,154

Current and Deferred Portions of Income Tax Benefit/(Expense)

The current and deferred portions of income tax benefit/(expense) included in the consolidated statements of income/(loss) are as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current income tax expense	(36,965)	(51,773)	(65,023)	(9,458)
Deferred income tax benefit/(expense)	4,763	(1,151)	(6,740)	(980)

Income tax expense	(32,202)	(52,924)	(71,763)	(10,438)

Reconciliation of the Income Tax Expense

The reconciliation of the income tax expense for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Income/(loss) before income tax	83,045	(676)	214,199	31,154
Income tax (expense)/benefit computed at the PRC statutory tax rate of 25%	(20,761)	169	(53,550)	(7,788)
Effect of different tax rates in different jurisdictions	5,688	(8,175)	2,291	333
Non-deductible expenses and others	(9,051)	(26,482)	(15,069)	(2,193)
Outside basis difference on investment in WFOE	(3,174)	(4,446)	(6,233)	(907)
PRC royalty withholding tax	(4,607)	(6,950)	(6,080)	(883)
Changes in valuation allowance	(297)	(7,040)	6,878	1,000

Income tax expense	(32,202)	(52,924)	(71,763)	(10,438)

Deferred Tax Assets and Liabilities

The significant components of the Group’s deferred tax assets and liabilities as of December 31, 2017 and 2018 are as follows:

	For the year ended December 31,
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	34,111	24,214	3,522
Accrued expenses	6,638	6,680	972
Revenue recognition	—	12,749	1,854
Others	1,971	992	144
Less: Valuation allowance	(32,002)	(37,311)	(5,427)

	10,718	7,324	1,065

Deferred tax liabilities:
Long-lived assets arising from acquisitions	1,094	844	123
Outside basis difference on investment in WFOE	7,620	13,853	2,015
Others	3,385	455	66

	12,099	15,152	2,204

Presentation in the consolidated balance sheets:
Deferred tax assets	2,404	6,713	976
Deferred tax liabilities	(3,785)	(14,541)	(2,115)

Net deferred tax liabilities	(1,381)	(7,828)	(1,139)

Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2017	2018	2018
	RMB	RMB	US$
Balance at January 1,	9,124	8,799	1,279
Additions based on tax positions related to current year	738	2,636	382
Reversal based on tax positions related to prior years	—	(171)	(25)
Settlement	(1,063)	(3,463)	(504)
Foreign currency translation adjustments	—	(188)	(27)

Balance at December 31,	8,799	7,613	1,105